SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares, Beginning Balance	202,499
Stock Options Exercised	1,234	3,151
Common Shares, Ending Balance	208,121		202,499
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares, Beginning Balance	202,941	183,605	183,605
Stock Options Exercised	1,341		5,379
Release of Restricted Share Units	4,331		13,820
Warrants Exercised			137
Common Shares, Ending Balance	208,613		202,941